DERIVATIVE ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2023
DERIVATIVE ASSETS AND LIABILITIES
DERIVATIVE ASSETS AND LIABILITIES

22  – DERIVATIVE ASSETS AND LIABILITIES

Embotelladora Andina currently maintains “Cross Currency Swaps” and “Currency Forward” agreements as derivative financial instruments.

Cross Currency Swaps (“CCS”), also known as interest rate and currency swaps are valued by the method of discounted future cash flows at a market rate corresponding to the currencies and rates of the transaction.

On the other hand, the fair value of forward currency contracts is calculated in reference to current forward exchange rates for contracts with similar maturity profiles.

As of December 31, 2023, the Company holds the following derivative instruments:

22.1Accounting recognition of cross currency and rate swaps

Cross Currency Swaps, associated with local Bonds (Chile)

As of December 31, 2023, the Company maintains derivative contracts to secure some of its bond debt issued in Unidades de Fomento totaling UF 8,911,035 (UF 9,340,963 as of December 31, 2022), to convert those obligations to CLP.

These contracts were valued at fair value, yielding a net asset as of December 31, 2023 of CLP 71,053,190 thousand (CLP 75,297,737 thousand as of December 31, 2022) which is presented in Other non-current financial assets. Maturity dates of derivative contracts are distributed throughout 2026, 2031, 2034 and 2035.

Cross Currency Swaps, associated with international Bonds (U.S.A. and Switzerland)

As of December 31, 2023, the Company has derivative contracts to secure obligations with the public issued in U.S. dollars for USD 300 million, to convert these obligations into Chilean pesos indexed by the Consumer Price Index (UF) maturing in 2050. Additionally, there are derivative contracts to secure obligations with the public issued in Swiss francs for an amount of CHF 170 million to convert this obligation into Brazilian reais maturing in 2028.

The valuation of the first contract at fair value results in a non-current liability of ThCh$ 52,449,925, as of December 31, 2023 (non-current liability of ThCh$ 112,175,058 as of December 31, 2022), while the valuation of the second contract at fair value results in a non-current asset of ThCh$ 7,935,525, as of the closing date of the financial statements.

In September, given that the international bond for USD 365 million matured, the corresponding derivatives used to redenominate the conditions from dollars to reais also matured and the contract was extinguished.

22.2        Forward currency transactions expected to be very likely

During 2023 and 2022, Embotelladora Andina entered into forward contracts to ensure the exchange rate on future commodity purchasing needs for its 4 operations, i.e., closing forward instruments in USD/ARS, USD/BRL, USD/CLP, EUR/CLP and USD/PYG. As of December 31, 2023, outstanding contracts amount to USD 87.4 million (USD 80.2 million as of December 31, 2022).

Futures contracts that ensure prices of future raw materials have not been designated as hedge agreements, since they do not fulfill IFRS documentation requirements, whereby its effects on variations in fair value are accounted for directly under other comprehensive income.

22.3 Fair value hierarchy

As of December 31, 2023, the Company held assets for derivative contracts for CLP 80,083,558 thousand (CLP 245,504,291 thousand as of December 31, 2022) - the decrease is explained by the liquidation of the Cross Currency Swaps related to the international bond for USD 365 million that matured in September 2023 - and held liabilities for derivative contracts for CLP 53,908,135 thousand (CLP 114,492,635 thousand as of December 31, 2022).

Those contracts covering existing items have been classified in the same category of hedged, the net amount of derivative contracts by concepts covering forecasted items have been classified in current and non-current financial assets and financial liabilities. All the derivative contracts are carried at fair value in the consolidated statement of financial position.

The Company uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

Level 1:    quoted (unadjusted) prices in active markets for identical assets or liabilities

Level 2:    Inputs other than quoted prices included in level 1 that are observable for the assets and liabilities, either directly (that is, as prices) or indirectly (that is, derived from prices)

Level 3:    Inputs for assets and liabilities that are not based on observable market data.

During the reporting period, there were no transfers of items between fair value measurement categories; all of which were valued during the period using level 2.

	Fair Value Measurement at December 31, 2023
	Quoted prices in
	active markets for
	identical assets or	Observable	Unobservable
	liabilities	market data	market data
	(Level 1)	(Level 2)	(Level 3)	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Assets
Other current financial assets	—	1,094,844	—	1,094,844
Other non-current financial assets	—	78,988,714	—	78,988,714
Total assets	—	80,083,558	—	80,083,558
Liabilities
Other current financial liabilities	—	1,458,210	—	1,458,210
Other non-current financial liabilities	—	52,449,925	—	52,449,925
Total Liabilities	—	53,908,135	—	53,908,135

	Fair Value Measurement at December 31, 2022
	Quoted prices in
	active markets for
	identical assets or	Observable	Unobservable
	liabilities	market data	market data
	(Level 1)	(Level 2)	(Level 3)	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Assets
Other current financial assets	—	170,206,554	—	170,206,554
Other non-current financial assets	—	75,297,737	—	75,297,737
Total assets	—	245,504,291	—	245,504,291
Liabilities
Other current financial liabilities	—	2,317,577	—	2,317,577
Other non-current financial liabilities	—	112,175,058	—	112,175,058
Total Liabilities	—	114,492,635	—	114,492,635